EQUITY OFFERINGS OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2014
EQUITY OFFERINGS OF SUBSIDIARIES [Abstract]
EQUITY OFFERINGS/TRANSACTIONS WITH LISTED SUBSIDIARIES

32.	EQUITY OFFERINGS AND TRANSACTIONS WITH LISTED SUBSIDIARIES OR AFFILLIATES

Golar

The following table summarizes the issuance of our common shares during 2014:

Date	Number of Common Units Issued	Offering Price	Gross Proceeds (in thousands of $)	Net Proceeds (in thousands of $)
June 2014	12,650,000	$54.00	683,100	660,947

In September 2014, we closed a secondary offering of 32,000,000 shares of our common stock (including 4,173,913 common shares exercised under the underwriter's option) held by our former principal shareholder, World Shipholding Ltd. ("World Shipholding") at a price to the public of $58.50 per share. Following the offering, World Shipholding’s stake in us was reduced from 36.2% to 2%. We did not receive any proceeds from the sale of common shares by World Shipholding.

Golar Partners

The following table summarizes the issuances of common units of Golar Partners:

				Public Offering
Date	Number of Common Units Issued[1]	Number of Common Units Issued to the Company	Offering Price	Gross Proceeds (in thousands of $)[2]	Net Proceeds (in thousands of $)	Company's Ownership in Golar Partners after the Offering[3]
April 2011 (IPO)	13,800,000	9,327,254	$22.50	310,500	287,795	65.4%
July 2012	6,325,000	969,305	$30.95	188,485	187,138	57.5%
November 2012	4,300,000	1,524,590	$30.50	131,150	129,981	54.1%
January 2013	3,900,000	416,947	$29.74	115,986	115,224	50.9%
December 2013	5,100,000	—	$29.10	148,410	147,313	41.4%

[1] Pertains to common units issued by Golar Partners to the public.
[2] Represents gross and net proceeds from Golar Partners' public offering (excluding proceeds received from Golar's participation in the concurrent private placement).
[3] Includes our general partner interest in Golar Partners.

The following table summarizes the sale of our vessel interests to Golar Partners since its IPO:

	2014	2013	2012		2011
(in millions of $)	Golar Igloo	Golar Maria	Golar Grand	NR Satu	Golar Freeze
Sales price	156.0	127.9	176.8	388.0	231.3
Less: Net assets transferred	(112.7)	(45.6)	(43.1)	(255.7)	(65.5)
Excess of sales price over net assets transferred	43.3	82.3	133.7	132.3	165.8
Additions to Golar's stockholders' equity and noncontrolling interest	—	—	88.3	85.8	96.7

The transactions involving the Golar Grand, NR Satu and the Golar Freeze were deemed to be concluded between entities under common control, accordingly, no gain or loss was recognized by the Company.

As the Partnership is no longer considered to be our controlled entity, the transactions involving the sale of Golar Igloo, as with Golar Maria, were not accounted for as transfers of equity interest between entities under common control. Accordingly, we have recognized gains on disposal of the Golar Igloo and Golar Maria (see note 7).

Golar Freeze

On October 19, 2011, we sold our 100% ownership interest in the subsidiaries which own and operate the Golar Freeze and hold the secured bank debt to Golar Partners. The purchase consideration was $330.0 million for the vessel and $9.0 million of working capital adjustments net of the assumed bank debt of $108.0 million, resulting in total purchase consideration of approximately $231.3 million of which $222.3 million was financed by vendor financing provided by us.

NR Satu

On July 19, 2012, we sold our equity interests in the subsidiaries which own and operate the NR Satu to Golar Partners. The purchase consideration was $385.0 million for the vessel and working capital adjustments of $3.0 million, resulting in total purchase consideration of approximately $388.0 million of which $230.0 million was financed from the proceeds of the July 2012 equity offering and $155.0 million vendor financing provided by us.

Golar Grand

On November 8, 2012, we sold our equity interests in the subsidiaries which lease and operate the Golar Grand. The purchase consideration was $265.0 million for the vessel and working capital adjustments of $2.6 million, net of the assumed capital lease obligation of $90.8 million, resulting in total purchase consideration of $176.8 million which was principally financed from the proceeds of the November 2012 equity offering.

Golar Maria

On February 7, 2013, we sold our equity interests in the company which owns and operates the LNG carrier Golar Maria. The purchase consideration was $215.0 million for the vessel, working capital adjustments of $5.5 million, the fair value of the interest rate swap liability of $3.1 million less the assumed bank debt of $89.5 million, resulting in total purchase consideration of $127.9 million which was financed from the proceeds of Golar Partners' January 2013 equity offering.

Golar Igloo

On March 28, 2014, we sold our equity interests in the subsidiary which owns and operates the Golar Igloo. The cash consideration comprised of $310.0 million for the vessel and charter less the assumed bank debt of $161.3 million plus the interest rate swap asset and other purchase price adjustments of $3.6 million and $3.7 million respectively, resulting in total purchase consideration of $156.0 million which was financed from the proceeds of Golar Partners' December 2013 equity offering.